Fair values of financial instruments carried at fair value - Transfers between Level 1 and Level 2 fair values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trading liabilities
Liabilities
Transfers from Level 1 to Level 2	$ 155	$ 278
Transfers from Level 2 to Level 1	433	220
Designated at fair value
Liabilities
Transfers from Level 1 to Level 2	7,414	0
Transfers from Level 2 to Level 1	0	0
Derivatives
Liabilities
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	0	117
Financial investments
Assets
Transfers from Level 1 to Level 2	4,514	7,965
Transfers from Level 2 to Level 1	7,764	4,184
Trading assets
Assets
Transfers from Level 1 to Level 2	3,891	3,304
Transfers from Level 2 to Level 1	5,517	2,726
Designated and otherwise mandatorily measured at fair value
Assets
Transfers from Level 1 to Level 2	245	0
Transfers from Level 2 to Level 1	328	673
Derivatives
Assets
Transfers from Level 1 to Level 2	0	24
Transfers from Level 2 to Level 1	$ 1	$ 111